LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Percentage of grant received	100.00%
Revenue		$ 1,675	$ 930	$ 1,040
IIA [Member]
Disclosure of transactions between related parties [line items]
Percentage of royalties the company undertook to pay		3% of revenues derived from research and development projects
Aggregate grant received linked to the US CPI		$ 8,885
Aggregate grant paid		$ 3,527
Percentage of grant received		100.00%
Canonic Ltd [Member]
Disclosure of transactions between related parties [line items]
Percentage of royalties the company undertook to pay	3% of yearly revenues
Maximum grants amount from Smart money program	$ 85
Marketing expenses receivable		$ 19
Revenue	$ 284